Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade Receivables [Abstract]
Schedule of Trade Receivables	Trade receivables are initially recorded at the transaction amount, which corresponds to the sales price, and are subsequently measured as follows:
		As of December 31,
	Note	2024	2023

Credit card companies	7.1	1,418	589
Credit card companies - FIC	10.1	412	211
Tickets	7.1	113	185
Total of credit card and tickets		1,943	985
Slips		177	148
Suppliers and others		93	81
		2,213	1,214
Provision for expected credit losses	7.2	(3)	(15)
		2,210	1,199

Schedule of Trade Receivables by Their Gross Amount by Maturity Period

Set forth below the breakdown of trade receivables by their gross amount by maturity period:

			Overdue
	Total	Due	Less than 30 days	Over 30 days
December 31, 2024	2,213	2,204	8	1
December 31, 2023	1,214	1,202	5	7

Schedule of Provision for Expected Losses
	For the year ended December 31,
	2024	2023	2022
At the beginning of the year	(15)	(11)	(6)
Additions	(42)	(50)	(36)
Reversals	49	46	31
Write-offs	5	-	-
At the end of the year	(3)	(15)	(11)